REVENUE	6 Months Ended
Jun. 30, 2026
REVENUE
REVENUE

4REVENUE

The principal activities of the Group are: (i) L4 business, representing the sales of autonomous driving vehicles and the provision of autonomous driving-related operational and technical support services; and (ii) other businesses, including (a) L2++/L3 business, representing ADAS research and development (“R&D”) services and (b) AI infrastructure business, mainly representing intelligent data services.

(i)	Disaggregation of revenue

The Group generally sells autonomous driving vehicles to customers with provision of accompanying operational and technical support services. The following table sets forth the breakdown of disaggregation of revenue from contracts with customers by major business lines:

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Disaggregated by major business lines:
L4 business	123,932	179,475
Other businesses	75,683	166,382
	199,615	345,857

4REVENUE (CONTINUED)

Disaggregation of revenue from contracts with customers by major products or service lines and timing of revenue recognition are as follows:

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Disaggregated by major products or service lines:
Autonomous driving-related operational and technical support services	54,651	66,692
Other technology services	75,683	166,382
Provision of services	130,334	233,074
Sales of autonomous driving vehicles	69,281	112,783
Total	199,615	345,857
Timing of revenue recognition
Point in time	73,335	162,517
Over time	126,280	183,340
	199,615	345,857

The major customers, which individually contributed more than 10% of total revenue of the Group for the six months ended June 30, 2025 and 2026 are as follows:

	For the six months ended
	June 30,
	2025	2026
Customer A	17%	10%
Customer B	13%	*
*	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for the respective period.